STOCK OPTIONS (Details 2) - Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Options Exercisable
Options exercisable	8,068	315,476
Exercise Price	$ 48.75	$ 10.84
Weighted Average Remaining Life (years)	7 years 11 months 12 days	8 years 29 days
Options Unexercisable
Number of Options		650,998
Exercise Price		$ 3.23
Weighted Average Remaining Life (years)		9 years 3 months 7 days
$2.00
Options Exercisable
Options exercisable		142,222
Exercise Price		$ 2.00
Weighted Average Remaining Life (years)		9 years 4 months 10 days
Options Unexercisable
Number of Options		337,778
Exercise Price		$ 2.00
Weighted Average Remaining Life (years)		9 years 4 months 10 days
$2.19
Options Exercisable
Options exercisable		0
Exercise Price		$ 2.19
Weighted Average Remaining Life (years)		0 years
Options Unexercisable
Number of Options		100,000
Exercise Price		$ 2.19
Weighted Average Remaining Life (years)		9 years 2 months 26 days
$3.00
Options Exercisable
Options exercisable		0
Exercise Price		$ 3.00
Weighted Average Remaining Life (years)		0 years
$3.55
Options Exercisable
Options exercisable		30,000
Exercise Price		$ 3.55
Weighted Average Remaining Life (years)		8 years 11 months 8 days
Options Unexercisable
Number of Options		121,000
Exercise Price		$ 3.55
Weighted Average Remaining Life (years)		9 years 10 months 10 days
$8.10
Options Exercisable
Options exercisable		1,068
Exercise Price		$ 8.10
Weighted Average Remaining Life (years)		7 years 11 months 1 day
Options Unexercisable
Number of Options		0
Exercise Price		$ 8.10
Weighted Average Remaining Life (years)		0 years
$8.25
Options Exercisable
Options exercisable		40,001
Exercise Price		$ 8.25
Weighted Average Remaining Life (years)		8 years 3 months 4 days
Options Unexercisable
Number of Options		0
Exercise Price		$ 8.25
Weighted Average Remaining Life (years)		0 years
$10.20
Options Exercisable
Options exercisable		41,434
Exercise Price		$ 10.20
Weighted Average Remaining Life (years)		4 years 10 months 10 days
Options Unexercisable
Number of Options		799,999
Exercise Price		$ 10.20
Weighted Average Remaining Life (years)		8 years 3 months 4 days
$11.25
Options Exercisable
Options exercisable		3,334
Exercise Price		$ 11.25
Weighted Average Remaining Life (years)		8 years 2 months 19 days
Options Unexercisable
Number of Options		3,333
Exercise Price		$ 11.25
Weighted Average Remaining Life (years)		8 years 2 months 19 days
$16.50
Options Exercisable
Options exercisable		11,112
Exercise Price		$ 16.50
Weighted Average Remaining Life (years)		7 years 7 months 17 days
Options Unexercisable
Number of Options		8,888
Exercise Price		$ 16.50
Weighted Average Remaining Life (years)		7 years 7 months 17 days
$22.50
Options Exercisable
Options exercisable		8,068
Exercise Price		$ 22.50
Weighted Average Remaining Life (years)		7 years 11 months 1 day
Options Unexercisable
Number of Options		0
Exercise Price		$ 22.50
Weighted Average Remaining Life (years)		0 years
$48.75
Options Exercisable
Weighted Average Remaining Life (years)		6 years 1 month 6 days
Options Unexercisable
Number of Options		0
Exercise Price		$ 48.75
Weighted Average Remaining Life (years)		0 years
$10.50
Options Unexercisable
Number of Options		0
Exercise Price		$ 10.50
Weighted Average Remaining Life (years)		0 years